UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

September 30, 2014

Columbia Pacific/Asia Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Table of Contents

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	24
Board Consideration and Approval of Advisory Agreement	33
Important Information About This Report	37

Semiannual Report 2014

Columbia Pacific/Asia Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Pacific/Asia Fund (the Fund) Class A shares returned 3.59% excluding sales charges for the six-month period that ended September 30, 2014.

>  During the same six-month period, the Fund outperformed the MSCI All Country (AC) Asia Pacific Index (Net), which returned 3.22%, and the broader MSCI EAFE Index (Net), which returned -2.03%.

Average Annual Total Returns (%) (for period ended September 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		3.59	4.66	6.74	6.69
Including sales charges		-2.33	-1.40	5.49	6.05
Class C*	03/31/08
Excluding sales charges		3.27	3.99	6.02	5.93
Including sales charges		2.27	2.99	6.02	5.93
Class I*	09/27/10	3.90	5.21	7.23	7.06
Class R4*	03/19/13	3.84	4.99	7.09	7.00
Class W*	06/18/12	3.70	4.79	6.83	6.76
Class Z	12/31/92	3.85	5.01	7.09	7.00
MSCI AC Asia Pacific Index (Net)		3.22	3.76	6.15	7.03
MSCI EAFE Index (Net)		-2.03	4.25	6.56	6.32

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI AC Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Daisuke Nomoto, CMA (SAAJ)

Jasmine Huang, CFA, CPA (U.S. and
China), CFM

Christine Seng, CFA*

*Effective June 2014, Ms. Seng was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at September 30, 2014)
Samsung Electronics Co., Ltd. (South Korea)	2.5
Toyota Motor Corp. (Japan)	2.4
Fuji Heavy Industries Ltd. (Japan)	1.9
Commonwealth Bank of Australia (Australia)	1.8
DBS Group Holdings Ltd. (Singapore)	1.7
Astellas Pharma, Inc. (Japan)	1.7
ITOCHU Corp. (Japan)	1.7
Telstra Corp., Ltd. (Australia)	1.7
KDDI Corp. (Japan)	1.7
Tencent Holdings Ltd. (China)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at September 30, 2014)
Australia	11.3
China	12.5
Hong Kong	4.8
India	6.9
Indonesia	1.8
Japan	41.3
Malaysia	0.8
Philippines	3.4
Singapore	2.8
South Korea	4.9
Taiwan	4.7
Thailand	2.3
United States(a)	2.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio Overview

(Unaudited)

Summary of Investments in Securities by Industry (%) (at September 30, 2014)
Auto Components	2.6
Automobiles	6.7
Banks	14.4
Biotechnology	0.6
Capital Markets	1.9
Chemicals	1.3
Construction & Engineering	2.2
Construction Materials	0.3
Containers & Packaging	1.1
Distributors	0.4
Diversified Financial Services	2.5
Diversified Telecommunication Services	1.6
Electric Utilities	0.8
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	6.6
Food & Staples Retailing	2.5
Food Products	1.0
Gas Utilities	1.0
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.8
Health Care Technology	0.7
Hotels, Restaurants & Leisure	0.9
Industrial Conglomerates	1.9
Insurance	1.3
Internet & Catalog Retail	0.4
Internet Software & Services	2.3
IT Services	2.9
Life Sciences Tools & Services	0.9
Machinery	1.6
Media	1.1
Metals & Mining	1.5
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	3.7
Professional Services	0.7
Real Estate Investment Trusts (REITs)	1.4
Real Estate Management & Development	4.1
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	4.0
Transportation Infrastructure	0.9
Water Utilities	1.4
Wireless Telecommunication Services	5.1
Money Market Funds	1.9
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2014 – September 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.90	1,017.70	7.50	7.44	1.47
Class C	1,000.00	1,000.00	1,032.70	1,013.89	11.36	11.26	2.23
Class I	1,000.00	1,000.00	1,039.00	1,019.85	5.32	5.27	1.04
Class R4	1,000.00	1,000.00	1,038.40	1,018.80	6.39	6.33	1.25
Class W	1,000.00	1,000.00	1,037.00	1,017.60	7.61	7.54	1.49
Class Z	1,000.00	1,000.00	1,038.50	1,018.90	6.29	6.23	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
Australia 11.3%
Amcor Ltd.	295,352	2,925,507
Australia and New Zealand Banking Group Ltd.	104,158	2,815,620
BHP Billiton Ltd.	133,229	3,926,727
Commonwealth Bank of Australia	66,916	4,405,925
Healthscope Ltd.(a)	541,660	1,157,171
Macquarie Group Ltd.	57,022	2,869,316
National Australia Bank Ltd.	34,153	971,435
Telstra Corp., Ltd.	902,605	4,187,889
Wesfarmers Ltd.	63,953	2,356,784
Westpac Banking Corp.	115,055	3,229,994
Total		28,846,368
China 12.4%
Alibaba Group Holding Ltd., ADR(a)	9,371	832,613
Anhui Conch Cement Co., Ltd., Class H	268,500	856,858
China Mobile Ltd.	193,500	2,264,434
CNOOC Ltd.	805,000	1,388,279
CSPC Pharmaceutical Group Ltd.	1,234,000	1,023,315
GOME Electrical Appliances Holding Ltd.	8,550,000	1,383,917
Guangdong Investment Ltd.	3,050,000	3,565,425
Industrial & Commercial Bank of China Ltd., Class H	5,440,100	3,400,099
Luthai Textile Co., Ltd., Class B	1,014,420	1,408,327
Luye Pharma Group Ltd.(a)	1,365,000	1,749,132
Pax Global Technology Ltd.(a)	2,074,000	1,824,853
Ping An Insurance Group Co. of China Ltd., Class H	132,000	990,385
Tencent Holdings Ltd.	275,800	4,104,304
Vipshop Holdings Ltd., ADS(a)	5,340	1,009,313
WH Group Ltd.(a)	2,229,500	1,831,872
WuXi PharmaTech (Cayman), Inc. ADR(a)	69,073	2,418,936
Zhuzhou CSR Times Electric Co., Ltd., Class H	443,000	1,710,749
Total		31,762,811
Hong Kong 4.7%
AIA Group Ltd.	440,200	2,271,760
Cheung Kong Holdings Ltd.	167,000	2,747,139
Hutchison Whampoa Ltd.	273,000	3,300,190

Common Stocks (continued)

Issuer	Shares	Value ($)
Jardine Matheson Holdings Ltd.	24,400	1,453,966
Sands China Ltd.	447,200	2,332,954
Total		12,106,009
India 6.8%
Bank of Baroda	85,597	1,244,810
HCL Technologies Ltd.	101,872	2,825,631
HDFC Bank Ltd., ADR	63,726	2,968,357
Lupin Ltd.	103,554	2,336,973
Motherson Sumi Systems Ltd.	377,270	2,410,200
Oil & Natural Gas Corp., Ltd.	246,806	1,629,878
Tata Motors Ltd.	225,924	1,835,001
UPL Ltd.	400,231	2,198,026
Total		17,448,876
Indonesia 1.8%
PT Bank Rakyat Indonesia Persero Tbk	3,095,900	2,646,577
PT Matahari Department Store Tbk	1,488,500	1,982,802
Total		4,629,379
Japan 41.2%
Alps Electric Co., Ltd.	182,200	3,131,995
Aozora Bank Ltd.	718,000	2,427,855
Astellas Pharma, Inc.	290,900	4,332,541
Central Japan Railway Co.	23,200	3,129,419
COMSYS Holdings Corp.	177,500	3,063,780
Daiichikosho Co., Ltd.	108,100	2,906,042
Doshisha Co., Ltd.	64,000	1,097,615
Enplas Corp.	19,500	996,276
Fuji Heavy Industries Ltd.	143,300	4,747,054
Hoshizaki Electric Co., Ltd.	54,400	2,538,525
Hulic REIT, Inc.	821	1,320,173
Invincible Investment Corp.	6,791	2,185,752
Iriso Electronics Co., Ltd.	39,300	3,127,009
IT Holdings Corp.	103,400	1,807,301
ITOCHU Corp.	354,500	4,329,508
Kanamoto Co., Ltd.	66,000	2,441,034
KDDI Corp.	68,500	4,120,702
M3, Inc.	110,600	1,773,615
Mazda Motor Corp.	132,500	3,332,970
Message Co., Ltd.	28,700	985,460
Mitsubishi UFJ Financial Group, Inc.	215,600	1,215,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mitsui & Co., Ltd.	222,700	3,512,889
Nakanishi, Inc.	58,500	2,153,568
Nidec Corp.	52,400	3,541,043
Nihon M&A Center, Inc.	58,800	1,705,831
Omron Corp.	66,200	3,008,658
ORIX Corp.	235,790	3,255,189
Otsuka Corp.	70,400	2,803,055
Raito Kogyo Co., Ltd.	136,800	1,271,164
San-A Co., Ltd.	88,100	2,935,691
Shinmaywa Industries Ltd.	167,000	1,522,045
SoftBank Corp.	34,300	2,395,817
Stanley Electric Co., Ltd.	47,600	1,030,499
Sumitomo Mitsui Financial Group, Inc.	75,900	3,092,507
Sun Frontier Fudousan Co., Ltd.	125,000	1,430,796
Taisei Corp.	233,000	1,314,514
Tokai Tokyo Financial Holdings, Inc.	299,900	2,062,443
Tokyo Gas Co., Ltd.	468,000	2,629,752
Tokyo Tatemono Co., Ltd.	176,000	1,426,107
Toyo Tire & Rubber Co., Ltd.	186,000	3,182,552
Toyota Motor Corp.	102,400	6,025,133
Total		105,308,939
Malaysia 0.8%
Tenaga Nasional Bhd	531,700	2,007,825
Philippines 3.4%
GT Capital Holdings, Inc.	135,480	3,200,018
Metropolitan Bank & Trust Co.	954,314	1,844,233
Robinsons Retail Holdings, Inc.	864,940	1,220,003
Universal Robina Corp.	182,060	755,983
Vista Land & Lifescapes, Inc.	11,366,350	1,562,707
Total		8,582,944
Singapore 2.8%
DBS Group Holdings Ltd.	303,000	4,370,027
Frasers Centrepoint Ltd.	1,054,000	1,402,453
Wing Tai Holdings Ltd.	1,024,000	1,415,436
Total		7,187,916
South Korea 4.9%
Hyundai Motor Co.	6,143	1,106,804
NAVER Corp.	1,385	1,057,970

Common Stocks (continued)

Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd.	5,671	6,351,563
SK Telecom Co., Ltd.	14,277	3,927,499
Total		12,443,836
Taiwan 4.7%
Delta Electronics, Inc.	413,000	2,609,034
Gigabyte Technology Co., Ltd.	1,438,000	1,607,917
MediaTek, Inc.	186,000	2,754,605
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	160,588	3,240,666
Tong Hsing Electronic Industries Ltd.	427,000	1,873,253
Total		12,085,475
Thailand 2.3%
Bangkok Expressway PCL, Foreign Registered Shares	1,999,700	2,343,519
Hemaraj Land and Development PCL	3,737,400	508,276
Kasikornbank PCL, Foreign Registered Shares	271,600	1,954,955
PTT Global Chemical PCL, Foreign Registered Shares	532,300	999,795
Total		5,806,545
United States 0.6%
China Biologic Products, Inc.(a)	27,926	1,506,887
Total Common Stocks (Cost: $200,866,306)		249,723,810

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(b)(c)	4,824,708	4,824,708
Total Money Market Funds (Cost: $4,824,708)		4,824,708
Total Investments (Cost: $205,691,014)		254,548,518
Other Assets & Liabilities, Net		1,099,535
Net Assets		255,648,053

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	11/10/14	13,638,000 CNY	2,215,003 USD	3,824	—
Morgan Stanley & Co.	11/10/14	19,415,711,000 IDR	1,620,636 USD	49,207	—
Morgan Stanley & Co.	11/10/14	415,927,000 INR	6,765,461 USD	98,750	—
Morgan Stanley & Co.	11/10/14	1,017,419,000 JPY	9,502,872 USD	223,611	—
Morgan Stanley & Co.	11/10/14	297,280,000 PHP	6,750,227 USD	145,031	—
Morgan Stanley & Co.	11/10/14	87,263,000 THB	2,701,641 USD	15,529	—
Morgan Stanley & Co.	11/10/14	3,654,033 USD	4,024,000 AUD	—	(140,973)
Morgan Stanley & Co.	11/10/14	10,172,007 USD	10,583,717,000 KRW	—	(188,028)
Morgan Stanley & Co.	11/10/14	4,060,748 USD	13,035,000 MYR	—	(101,843)
Morgan Stanley & Co.	11/10/14	807,645 USD	991,000 NZD	—	(37,139)
Morgan Stanley & Co.	11/10/14	270,741 USD	342,000 SGD	—	(2,658)
Morgan Stanley & Co.	11/10/14	6,207,787 USD	186,269,000 TWD	—	(79,301)
Total				535,952	(549,942)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,349,698	43,949,931	(40,474,921)	4,824,708	2,037	4,824,708

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Currency Legend

AUD  Australian Dollar

CNY  China, Yuan Renminbi

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MYR  Malaysia Ringgits

NZD  New Zealand Dollar

PHP  Philippine Peso

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,009,314	34,781,868	—	35,791,182
Consumer Staples	—	9,100,333	—	9,100,333
Energy	—	3,018,157	—	3,018,157
Financials	2,968,357	62,267,046	—	65,235,403
Health Care	3,925,823	15,511,776	—	19,437,599
Industrials	—	37,178,178	—	37,178,178
Information Technology	4,073,279	39,883,424	—	43,956,703
Materials	—	10,906,912	—	10,906,912
Telecommunication Services	—	16,896,341	—	16,896,341
Utilities	—	8,203,002	—	8,203,002
Total Equity Securities	11,976,773	237,747,037	—	249,723,810
Mutual Funds
Money Market Funds	4,824,708	—	—	4,824,708
Total Mutual Funds	4,824,708	—	—	4,824,708
Investments in Securities	16,801,481	237,747,037	—	254,548,518
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	535,952	—	535,952
Liabilities
Forward Foreign Currency Exchange Contracts	—	(549,942)	—	(549,942)
Total	16,801,481	237,733,047	—	254,534,528

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $200,866,306)	$249,723,810
Affiliated issuers (identified cost $4,824,708)	4,824,708
Total investments (identified cost $205,691,014)	254,548,518
Foreign currency (identified cost $82,567)	82,567
Unrealized appreciation on forward foreign currency exchange contracts	535,952
Receivable for:
Investments sold	3,670,139
Capital shares sold	39,380
Dividends	873,176
Reclaims	34,259
Prepaid expenses	2,614
Trustees' deferred compensation plan	19,288
Total assets	259,805,893
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	549,942
Payable for:
Investments purchased	3,233,204
Capital shares purchased	65,694
Foreign capital gains taxes deferred	217,563
Investment management fees	6,112
Distribution and/or service fees	21
Transfer agent fees	10,787
Administration fees	562
Compensation of board members	1,097
Chief compliance officer expenses	43
Other expenses	53,527
Trustees' deferred compensation plan	19,288
Total liabilities	4,157,840
Net assets applicable to outstanding capital stock	$255,648,053
Represented by
Paid-in capital	$219,504,351
Undistributed net investment income	330,711
Accumulated net realized loss	(12,793,355)
Unrealized appreciation (depreciation) on:
Investments	48,857,504
Foreign currency translations	(19,605)
Forward foreign currency exchange contracts	(13,990)
Foreign capital gains tax	(217,563)
Total — representing net assets applicable to outstanding capital stock	$255,648,053

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Statement of Assets and Liabilities (continued)

September 30, 2014 (Unaudited)

Class A
Net assets	$1,705,771
Shares outstanding	184,512
Net asset value per share	$9.24
Maximum offering price per share(a)	$9.80
Class C
Net assets	$351,549
Shares outstanding	38,442
Net asset value per share(b)	$9.15
Class I
Net assets	$185,350,249
Shares outstanding	19,958,059
Net asset value per share	$9.29
Class R4
Net assets	$3,702
Shares outstanding	398
Net asset value per share	$9.30
Class W
Net assets	$2,547
Shares outstanding	276
Net asset value per share(b)	$9.24
Class Z
Net assets	$68,234,235
Shares outstanding	7,345,524
Net asset value per share	$9.29

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,332,391
Dividends — affiliated issuers	2,037
Foreign taxes withheld	(320,421)
Total income	4,014,007
Expenses:
Investment management fees	1,193,258
Distribution and/or service fees
Class A	2,911
Class C	2,346
Class W	3
Transfer agent fees
Class A	2,134
Class C	434
Class R4	3
Class W	2
Class Z	70,738
Administration fees	109,725
Compensation of board members	13,477
Custodian fees	41,462
Printing and postage fees	12,356
Registration fees	35,588
Professional fees	21,525
Chief compliance officer expenses	73
Other	4,508
Total expenses	1,510,543
Expense reductions	(540)
Total net expenses	1,510,003
Net investment income	2,504,004
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,860,016
Foreign currency translations	(54,595)
Forward foreign currency exchange contracts	372,368
Net realized gain	9,177,789
Net change in unrealized appreciation (depreciation) on:
Investments	(42,610)
Foreign currency translations	(18,529)
Forward foreign currency exchange contracts	(353,453)
Foreign capital gains tax	(217,563)
Net change in unrealized appreciation (depreciation)	(632,155)
Net realized and unrealized gain	8,545,634
Net increase in net assets resulting from operations	$11,049,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Operations
Net investment income	$2,504,004	$4,450,069
Net realized gain	9,177,789	14,754,585
Net change in unrealized appreciation (depreciation)	(632,155)	(10,866,018)
Net increase in net assets resulting from operations	11,049,638	8,338,636
Distributions to shareholders
Net investment income
Class A	—	(41,635)
Class C	—	(8,474)
Class I	(183,904)	(6,312,506)
Class R4	(1)	(64)
Class W	—	(67)
Class Z	(40,343)	(1,617,068)
Total distributions to shareholders	(224,248)	(7,979,814)
Increase (decrease) in net assets from capital stock activity	(26,130,448)	(39,945,441)
Total decrease in net assets	(15,305,058)	(39,586,619)
Net assets at beginning of period	270,953,111	310,539,730
Net assets at end of period	$255,648,053	$270,953,111
Undistributed (excess of distributions over) net investment income	$330,711	$(1,949,045)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	237,871	2,233,592	229,464	2,112,675
Distributions reinvested	—	—	4,809	41,146
Redemptions	(260,452)	(2,477,748)	(354,645)	(3,126,969)
Net decrease	(22,581)	(244,156)	(120,372)	(973,148)
Class C shares
Subscriptions	7,705	70,955	12,006	106,788
Distributions reinvested	—	—	1,003	8,474
Redemptions	(31,869)	(299,162)	(8,104)	(72,163)
Net increase (decrease)	(24,164)	(228,207)	4,905	43,099
Class I shares
Subscriptions	25,746	236,671	1,738,160	15,420,392
Distributions reinvested	19,669	183,901	735,318	6,312,430
Redemptions	(1,710,923)	(16,131,306)	(9,435,174)	(84,664,229)
Net decrease	(1,665,508)	(15,710,734)	(6,961,696)	(62,931,407)
Class R4 shares
Subscriptions	114	1,080	—	—
Net increase	114	1,080	—	—
Class W shares
Redemptions	(55)	(500)	—	—
Net increase (decrease)	(55)	(500)	—	—
Class Z shares
Subscriptions	397,034	3,683,117	3,785,196	33,589,323
Distributions reinvested	2,977	27,833	130,682	1,125,559
Redemptions	(1,439,850)	(13,658,881)	(1,221,543)	(10,798,867)
Net increase (decrease)	(1,039,839)	(9,947,931)	2,694,335	23,916,015
Total net decrease	(2,752,033)	(26,130,448)	(4,382,828)	(39,945,441)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended September 30, 2014		Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.92		$8.93		$8.09		$8.56		$7.64		$4.82
Income from investment operations:
Net investment income	0.06		0.11		0.13		0.13		0.08		0.04
Net realized and unrealized gain (loss)	0.26		0.08		0.88		(0.50	)(a)	0.98		2.78
Total from investment operations	0.32		0.19		1.01		(0.37)		1.06		2.82
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.17)		(0.10)		(0.14)		(0.02)
Total distributions to shareholders	—		(0.20)		(0.17)		(0.10)		(0.14)		(0.02)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00 (b)
Net asset value, end of period	$9.24		$8.92		$8.93		$8.09		$8.56		$7.64
Total return	3.59%		2.25%		12.74%		(4.28%)		14.26%		59.07%
Ratios to average net assets(c)
Total gross expenses	1.47	%(d)	1.48%		1.53%		1.60%		1.88	%(e)	2.18%
Total net expenses(f)	1.47	%(d)(g)	1.48	%(g)	1.52	%(g)	1.60	%(g)	1.65	%(e)	1.73%
Net investment income	1.26	%(d)	1.20%		1.56%		1.64%		1.01%		0.64%
Supplemental data
Net assets, end of period (in thousands)	$1,706		$1,847		$2,924		$1,675		$1,394		$814
Portfolio turnover	25%		88%		78%		94%		63%		98%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.86		$8.87		$8.04		$8.47		$7.56		$4.78
Income from investment operations:
Net investment income (loss)	0.03		0.03		0.07		0.07		0.00	(a)	(0.01)
Net realized and unrealized gain (loss)	0.26		0.09		0.87		(0.49	)(b)	1.00		2.77
Total from investment operations	0.29		0.12		0.94		(0.42)		1.00		2.76
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.11)		(0.01)		(0.09)		—
Total distributions to shareholders	—		(0.13)		(0.11)		(0.01)		(0.09)		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00 (a)
Net asset value, end of period	$9.15		$8.86		$8.87		$8.04		$8.47		$7.56
Total return	3.27%		1.48%		11.88%		(4.91%)		13.46%		58.16%
Ratios to average net assets(c)
Total gross expenses	2.23	%(d)	2.23%		2.28%		2.32%		2.69	%(e)	2.93%
Total net expenses(f)	2.23	%(d)(g)	2.23	%(g)	2.27	%(g)	2.32	%(g)	2.40	%(e)	2.48%
Net investment income (loss)	0.73	%(d)	0.31%		0.93%		0.92%		(0.01%)		(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$352		$554		$512		$300		$97		$359
Portfolio turnover	25%		88%		78%		94%		63%		98%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class I	(Unaudited)		2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$8.95		$8.96	$8.12	$8.61		$7.89
Income from investment operations:
Net investment income	0.09		0.14	0.16	0.16		0.08
Net realized and unrealized gain (loss)	0.26		0.09	0.89	(0.49	)(b)	0.64
Total from investment operations	0.35		0.23	1.05	(0.33)		0.72
Less distributions to shareholders:
Net investment income	(0.01)		(0.24)	(0.21)	(0.16)		—
Total distributions to shareholders	(0.01)		(0.24)	(0.21)	(0.16)		—
Proceeds from regulatory settlements	—		—	—	0.00	(c)	—
Net asset value, end of period	$9.29		$8.95	$8.96	$8.12		$8.61
Total return	3.90%		2.70%	13.17%	(3.83%)		9.13%
Ratios to average net assets(d)
Total gross expenses	1.04	%(e)	1.05%	1.07%	1.17%		1.39	%(e)(f)
Total net expenses(g)	1.04	%(e)	1.05%	1.07%	1.17%		1.34	%(e)(f)
Net investment income	1.89	%(e)	1.49%	1.96%	1.99%		1.76	%(e)
Supplemental data
Net assets, end of period (in thousands)	$185,350		$193,467	$256,086	$259,769		$80,449
Portfolio turnover	25%		88%	78%	94%		63%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.96		$8.98		$8.81
Income from investment operations:
Net investment income	0.08		0.12		0.03
Net realized and unrealized gain	0.26		0.09		0.14
Total from investment operations	0.34		0.21		0.17
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.23)		—
Total distributions to shareholders	(0.00	)(b)	(0.23)		—
Net asset value, end of period	$9.30		$8.96		$8.98
Total return	3.84%		2.41%		1.93%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.25%		1.63	%(d)
Total net expenses(e)	1.25	%(d)(f)	1.25	%(f)	1.14	%(d)
Net investment income	1.64	%(d)	1.29%		1.61	%(d)
Supplemental data
Net assets, end of period (in thousands)	$4		$3		$3
Portfolio turnover	25%		88%		78%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class W	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.91		$8.92		$7.55
Income from investment operations:
Net investment income	0.07		0.10		0.08
Net realized and unrealized gain	0.26		0.09		1.46
Total from investment operations	0.33		0.19		1.54
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.17)
Total distributions to shareholders	—		(0.20)		(0.17)
Net asset value, end of period	$9.24		$8.91		$8.92
Total return	3.70%		2.25%		20.67%
Ratios to average net assets(b)
Total gross expenses	1.49	%(c)	1.47%		1.54	%(c)
Total net expenses(d)	1.49	%(c)(e)	1.47	%(e)	1.54	%(c)(e)
Net investment income	1.43	%(c)	1.07%		1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	25%		88%		78%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.95		$8.96		$8.12		$8.61		$7.69		$4.83
Income from investment operations:
Net investment income	0.08		0.11		0.12		0.14		0.09		0.07
Net realized and unrealized gain (loss)	0.26		0.10		0.91		(0.49	)(a)	0.99		2.81
Total from investment operations	0.34		0.21		1.03		(0.35)		1.08		2.88
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.22)		(0.19)		(0.14)		(0.16)		(0.04)
Total distributions to shareholders	(0.00	)(b)	(0.22)		(0.19)		(0.14)		(0.16)		(0.04)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00 (b)
Net asset value, end of period	$9.29		$8.95		$8.96		$8.12		$8.61		$7.69
Total return	3.85%		2.49%		12.97%		(4.04%)		14.44%		60.22%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.23%		1.28%		1.35%		1.66	%(e)	1.93%
Total net expenses(f)	1.23	%(d)(g)	1.23	%(g)	1.28	%(g)	1.35%		1.40	%(e)	1.48%
Net investment income	1.69	%(d)	1.27%		1.47%		1.80%		1.22%		1.02%
Supplemental data
Net assets, end of period (in thousands)	$68,234		$75,079		$51,013		$23,363		$19,154		$30,529
Portfolio turnover	25%		88%		78%		94%		63%		98%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements

September 30, 2014 (Unaudited)

Note 1. Organization

Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility

(including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	535,952	—	535,952	535,952	—	—	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	549,942	—	549,942	535,952	—	—	13,990

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	535,952
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	549,942

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	372,368
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(353,453)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2014:

Derivative Instrument	Average Unrealized Appreciation($)*	Average Unrealized Depreciation($)*
Forward foreign currency exchange contracts	306,680	(304,505)

*Based on the ending quarterly outstanding amounts for the six months ended September 30, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.66% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2014 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.06% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class C	0.18
Class R4	0.17
Class W	0.14
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $540.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,238 for Class A shares for the six months ended September 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective August 1, 2014	Contractual Expense Cap Prior to August 1, 2014
Class A	1.68%	1.64%
Class C	2.43	2.39
Class I	1.30	1.24
Class R4	1.43	1.39
Class W	1.68	1.64
Class Z	1.43	1.39

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2014, the cost of investments for federal income tax purposes was approximately $205,691,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,795,000
Unrealized depreciation	(3,937,000)
Net unrealized appreciation	$48,858,000

The following capital loss carryforwards, determined as of March 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	9,165,902
2018	9,618,892
2019	790,415
No expiration — short-term	1,817,207
Total	21,392,416

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, and certain derivatives, if any, aggregated to $67,970,573 and $94,995,011, respectively, for the six months ended September 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2014, affiliated shareholders of record owned 85.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of

Semiannual Report 2014

Columbia Pacific/Asia Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Pacific/Asia Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4. 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, Fund's performance was in the fifty-fourth, fifty-eighth and seventy-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the

Semiannual Report 2014

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that Fund's actual management fee and net expense ratio are ranked in the fourth and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Board Consideration and Approval of Advisory Agreement (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Pacific/Asia Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Pacific/Asia Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR209_03_D01_(11/14)

Semiannual Report

September 30, 2014

Columbia Select Large Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Select Large Cap Growth Fund

Table of Contents

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Board Consideration and Approval of Advisory Agreement	31
Important Information About This Report	35

Semiannual Report 2014

Columbia Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Select Large Cap Growth Fund (the Fund) Class A shares returned 4.05% excluding sales charges for the six months ended September 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.69% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		4.05	14.18	17.03	10.68
Including sales charges		-1.91	7.64	15.65	10.02
Class C*	09/28/07
Excluding sales charges		3.67	13.31	16.16	9.86
Including sales charges		2.72	12.31	16.16	9.86
Class I*	09/27/10	4.29	14.71	17.52	11.04
Class R*	12/31/04	3.90	13.86	16.74	10.37
Class R4*	11/08/12	4.16	14.40	17.32	10.95
Class R5*	11/08/12	4.25	14.59	17.38	10.98
Class W*	09/27/10	4.04	14.17	17.02	10.66
Class Y*	11/08/12	4.27	14.68	17.42	10.99
Class Z	10/01/97	4.18	14.41	17.31	10.94
Russell 1000 Growth Index		6.69	19.15	16.50	8.94

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Thomas Galvin, CFA

Todd Herget

Richard Carter

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at September 30, 2014)
LinkedIn Corp., Class A	4.4
Vertex Pharmaceuticals, Inc.	4.4
Amazon.com, Inc.	4.3
Fastenal Co.	4.0
Priceline Group, Inc. (The)	3.9
Facebook, Inc., Class A	3.7
Salesforce.com, Inc.	3.7
Visa, Inc., Class A	3.7
Biogen Idec, Inc.	3.6
Celgene Corp.	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2014)
Common Stocks	97.8
Consumer Discretionary	21.2
Energy	5.7
Health Care	26.3
Industrials	6.3
Information Technology	35.2
Materials	3.1
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Select Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2014 – September 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.50	1,019.60	5.58	5.52	1.09
Class C	1,000.00	1,000.00	1,036.70	1,015.84	9.39	9.30	1.84
Class I	1,000.00	1,000.00	1,042.90	1,021.81	3.33	3.29	0.65
Class R	1,000.00	1,000.00	1,039.00	1,018.35	6.85	6.78	1.34
Class R4	1,000.00	1,000.00	1,041.60	1,020.86	4.30	4.26	0.84
Class R5	1,000.00	1,000.00	1,042.50	1,021.56	3.58	3.55	0.70
Class W	1,000.00	1,000.00	1,040.40	1,019.60	5.58	5.52	1.09
Class Y	1,000.00	1,000.00	1,042.70	1,021.81	3.33	3.29	0.65
Class Z	1,000.00	1,000.00	1,041.80	1,020.86	4.30	4.26	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
5

Columbia Select Large Cap Growth Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 21.1%
Automobiles 2.4%
Tesla Motors, Inc.(a)	655,580	159,096,154
Internet & Catalog Retail 8.0%
Amazon.com, Inc.(a)	876,168	282,511,610
Priceline Group, Inc. (The)(a)	223,254	258,657,619
Total		541,169,229
Media 2.6%
Discovery Communications, Inc., Class A(a)	2,369,660	89,573,148
Discovery Communications, Inc., Class C(a)	2,363,700	88,118,736
Total		177,691,884
Specialty Retail 5.4%
TJX Companies, Inc. (The)	2,937,560	173,815,425
Tractor Supply Co.	3,168,816	194,913,872
Total		368,729,297
Textiles, Apparel & Luxury Goods 2.7%
Michael Kors Holdings Ltd.(a)	2,606,409	186,071,539
Total Consumer Discretionary		1,432,758,103
Energy 5.7%
Energy Equipment & Services 2.2%
FMC Technologies, Inc.(a)	2,721,655	147,813,083
Oil, Gas & Consumable Fuels 3.5%
Cabot Oil & Gas Corp.	7,237,490	236,593,548
Total Energy		384,406,631
Health Care 26.3%
Biotechnology 19.6%
Alexion Pharmaceuticals, Inc.(a)	1,258,289	208,649,482
Biogen Idec, Inc.(a)	719,844	238,131,594
Celgene Corp.(a)	2,510,104	237,907,657
Gilead Sciences, Inc.(a)	1,286,680	136,967,086
Pharmacyclics, Inc.(a)	1,876,529	220,360,800
Vertex Pharmaceuticals, Inc.(a)	2,585,593	290,387,950
Total		1,332,404,569
Life Sciences Tools & Services 3.4%
Illumina, Inc.(a)	1,385,086	227,043,297

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	4,379,360	224,135,645
Total Health Care		1,783,583,511
Industrials 6.3%
Aerospace & Defense 2.4%
Precision Castparts Corp.	699,845	165,779,284
Trading Companies & Distributors 3.9%
Fastenal Co.	5,849,496	262,642,370
Total Industrials		428,421,654
Information Technology 35.1%
Internet Software & Services 16.1%
Alibaba Group Holding Ltd., ADR(a)	246,025	21,859,321
Baidu, Inc., ADR(a)	1,077,774	235,202,620
Facebook, Inc., Class A(a)	3,132,033	247,555,888
LinkedIn Corp., Class A(a)	1,417,629	294,569,130
MercadoLibre, Inc.(b)	1,234,790	134,159,934
Twitter, Inc.(a)	3,040,110	156,808,874
Total		1,090,155,767
IT Services 6.4%
Cognizant Technology Solutions Corp., Class A(a)	4,297,380	192,393,703
Visa, Inc., Class A	1,135,043	242,184,125
Total		434,577,828
Semiconductors & Semiconductor Equipment 2.7%
ARM Holdings PLC, ADR	4,241,160	185,296,280
Software 9.9%
Red Hat, Inc.(a)	667,825	37,498,374
Salesforce.com, Inc.(a)	4,223,466	242,975,999
Splunk, Inc.(a)	3,589,434	198,711,066
VMware, Inc., Class A(a)	2,082,000	195,374,880
Total		674,560,319
Total Information Technology		2,384,590,194
Materials 3.1%
Chemicals 3.1%
Monsanto Co.	1,872,165	210,637,284
Total Materials		210,637,284
Total Common Stocks (Cost: $4,461,623,116)		6,624,397,377

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.093%(b)(c)	150,794,286	150,794,286
Total Money Market Funds (Cost: $150,794,286)		150,794,286
Total Investments (Cost: $4,612,417,402)		6,775,191,663
Other Assets & Liabilities, Net		16,608,056
Net Assets		6,791,799,719

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,206,652	1,075,540,370	(1,036,952,736)	—	150,794,286	46,717	150,794,286
Mercadolibre Inc.*	272,572,884	146,767,857	(206,226,819)	(71,138,138)	141,975,784	373,901	134,159,934
Total	384,779,536	1,222,308,227	(1,243,179,555)	(71,138,138)	292,770,070	420,618	284,954,220

*Issuer was not an affiliate for the entire period ended September 30, 2014.

(c)  The rate shown is the seven-day current annualized yield at September 30, 2014.

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Select Large Cap Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at September 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,432,758,103	—	—	1,432,758,103
Energy	384,406,631	—	—	384,406,631
Health Care	1,783,583,511	—	—	1,783,583,511
Industrials	428,421,654	—	—	428,421,654
Information Technology	2,384,590,194	—	—	2,384,590,194
Materials	210,637,284	—	—	210,637,284
Total Equity Securities	6,624,397,377	—	—	6,624,397,377
Mutual Funds
Money Market Funds	150,794,286	—	—	150,794,286
Total Mutual Funds	150,794,286	—	—	150,794,286
Total	6,775,191,663	—	—	6,775,191,663

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,319,647,332)	$6,490,237,443
Affiliated issuers (identified cost $292,770,070)	284,954,220
Total investments (identified cost $4,612,417,402)	6,775,191,663
Receivable for:
Investments sold	7,402,521
Capital shares sold	16,817,393
Dividends	760,130
Prepaid expenses	64,593
Trustees' deferred compensation plan	115,724
Other assets	34,462
Total assets	6,800,386,486
Liabilities
Payable for:
Capital shares purchased	6,747,208
Investment management fees	108,856
Distribution and/or service fees	15,603
Transfer agent fees	1,481,272
Administration fees	8,497
Compensation of board members	2,235
Chief compliance officer expenses	908
Other expenses	106,464
Trustees' deferred compensation plan	115,724
Total liabilities	8,586,767
Net assets applicable to outstanding capital stock	$6,791,799,719
Represented by
Paid-in capital	$4,218,888,706
Excess of distributions over net investment income	(18,611,019)
Accumulated net realized gain	428,747,771
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,170,590,111
Investments — affiliated issuers	(7,815,850)
Total — representing net assets applicable to outstanding capital stock	$6,791,799,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Select Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

September 30, 2014 (Unaudited)

Class A
Net assets	$1,375,216,213
Shares outstanding	76,075,050
Net asset value per share	$18.08
Maximum offering price per share(a)	$19.18
Class C
Net assets	$202,726,416
Shares outstanding	11,878,220
Net asset value per share	$17.07
Class I
Net assets	$265,219,103
Shares outstanding	14,332,039
Net asset value per share	$18.51
Class R
Net assets	$20,464,011
Shares outstanding	1,175,386
Net asset value per share	$17.41
Class R4
Net assets	$13,534,518
Shares outstanding	723,335
Net asset value per share	$18.71
Class R5
Net assets	$628,380,360
Shares outstanding	33,533,134
Net asset value per share	$18.74
Class W
Net assets	$39,462,272
Shares outstanding	2,183,067
Net asset value per share	$18.08
Class Y
Net assets	$26,091,515
Shares outstanding	1,383,789
Net asset value per share	$18.86
Class Z
Net assets	$4,220,705,311
Shares outstanding	229,765,214
Net asset value per share	$18.37

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Select Large Cap Growth Fund

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,696,792
Dividends — affiliated issuers	420,618
Total income	12,117,410
Expenses:
Investment management fees	19,722,167
Distribution and/or service fees
Class A	1,887,751
Class C	975,916
Class R	50,822
Class W	47,940
Transfer agent fees
Class A	1,438,515
Class C	185,875
Class R	19,371
Class R4	15,452
Class R5	148,958
Class W	36,524
Class Z	3,902,375
Administration fees	1,540,285
Compensation of board members	89,720
Custodian fees	22,058
Printing and postage fees	172,926
Registration fees	112,646
Professional fees	115,561
Chief compliance officer expenses	1,853
Other	143,365
Total expenses	30,630,080
Expense reductions	(2,550)
Total net expenses	30,627,530
Net investment loss	(18,510,120)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	508,132,218
Investments — affiliated issuers	(71,138,138)
Net realized gain	436,994,080
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(180,688,119)
Investments — affiliated issuers	33,817,399
Net change in unrealized appreciation (depreciation)	(146,870,720)
Net realized and unrealized gain	290,123,360
Net increase in net assets resulting from operations	$271,613,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Operations
Net investment loss	$(18,510,120)	$(37,776,122)
Net realized gain	436,994,080	970,822,038
Net change in unrealized appreciation (depreciation)	(146,870,720)	617,203,992
Net increase in net assets resulting from operations	271,613,240	1,550,249,908
Distributions to shareholders
Net realized gains
Class A	(124,761,361)	(54,722,500)
Class C	(16,292,481)	(5,586,569)
Class I	(21,701,069)	(9,907,359)
Class R	(1,646,973)	(635,235)
Class R4	(1,816,540)	(265,929)
Class R5	(48,296,748)	(21,254,199)
Class W	(3,074,125)	(839,796)
Class Y	(1,584,290)	(865,216)
Class Z	(339,130,575)	(150,305,360)
Total distributions to shareholders	(558,304,162)	(244,382,163)
Increase (decrease) in net assets from capital stock activity	203,589,959	397,818,812
Total increase (decrease) in net assets	(83,100,963)	1,703,686,557
Net assets at beginning of period	6,874,900,682	5,171,214,125
Net assets at end of period	$6,791,799,719	$6,874,900,682
Excess of distributions over net investment income	$(18,611,019)	$(100,899)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	12,471,433	226,827,488	24,844,617	442,762,404
Distributions reinvested	7,024,381	121,311,061	3,002,623	53,746,950
Redemptions	(24,058,079)	(441,442,650)	(24,229,209)	(430,284,790)
Net increase (decrease)	(4,562,265)	(93,304,101)	3,618,031	66,224,564
Class C shares
Subscriptions	1,730,340	29,701,302	4,457,705	78,694,484
Distributions reinvested	748,350	12,228,034	264,501	4,509,734
Redemptions	(962,666)	(16,520,092)	(951,289)	(16,015,391)
Net increase	1,516,024	25,409,244	3,770,917	67,188,827
Class I shares
Subscriptions	1,536,501	28,323,162	2,802,098	46,545,578
Distributions reinvested	1,228,814	21,700,859	541,377	9,907,200
Redemptions	(1,696,334)	(32,586,200)	(7,395,422)	(132,022,480)
Net increase (decrease)	1,068,981	17,437,821	(4,051,947)	(75,569,702)
Class R shares
Subscriptions	212,902	3,702,870	463,604	8,252,025
Distributions reinvested	85,507	1,422,830	36,719	635,235
Redemptions	(234,302)	(4,117,582)	(303,238)	(5,092,080)
Net increase	64,107	1,008,118	197,085	3,795,180
Class R4 shares
Subscriptions	787,751	14,725,937	666,442	12,140,497
Distributions reinvested	101,699	1,816,335	14,383	265,793
Redemptions	(799,380)	(14,634,355)	(47,917)	(874,735)
Net increase	90,070	1,907,917	632,908	11,531,555
Class R5 shares
Subscriptions	5,048,369	94,582,920	41,170,313	667,023,626
Distributions reinvested	2,700,536	48,285,589	1,147,984	21,249,178
Redemptions	(6,648,338)	(124,896,417)	(14,095,567)	(263,028,006)
Net increase	1,100,567	17,972,092	28,222,730	425,244,798
Class W shares
Subscriptions	182,827	3,320,050	1,190,833	21,870,989
Distributions reinvested	177,992	3,073,919	46,907	839,636
Redemptions	(204,768)	(3,723,466)	(442,033)	(7,820,951)
Net increase	156,051	2,670,503	795,707	14,889,674

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity (continued)
Class Y shares
Subscriptions	585,902	11,013,583	1,313,197	22,067,283
Distributions reinvested	88,053	1,584,082	39,814	741,335
Redemptions	(369,743)	(7,015,691)	(273,623)	(5,327,446)
Net increase	304,212	5,581,974	1,079,388	17,481,172
Class Z shares
Subscriptions	30,646,292	568,773,303	55,037,001	994,453,958
Distributions reinvested	7,967,944	139,757,741	3,114,528	56,590,967
Redemptions	(26,251,297)	(483,624,653)	(69,853,504)	(1,184,012,181)
Net increase (decrease)	12,362,939	224,906,391	(11,701,975)	(132,967,256)
Total net increase	12,100,686	203,589,959	22,562,844	397,818,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Select Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended September 30, 2014		Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.92		$15.23		$14.28		$13.63		$10.60		$7.06
Income from investment operations:
Net investment loss	(0.07)		(0.14)		(0.05)		(0.09)		(0.09)		(0.05)
Net realized and unrealized gain	0.76		4.55		1.00		0.95		3.12		3.59
Total from investment operations	0.69		4.41		0.95		0.86		3.03		3.54
Less distributions to shareholders:
Net realized gains	(1.53)		(0.72)		—		(0.21)		—		—
Total distributions to shareholders	(1.53)		(0.72)		—		(0.21)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$18.08		$18.92		$15.23		$14.28		$13.63		$10.60
Total return	4.05%		29.19%		6.65%		6.39%		28.58%		50.14%
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)	1.10	%(d)	1.11	%(d)	1.11%		1.24%		1.26%
Total net expenses(e)	1.09	%(c)(f)	1.10	%(d)(f)	1.11	%(d)(f)	1.11	%(f)	1.24	%(f)	1.26	%(f)
Net investment loss	(0.73	%)(c)	(0.81%)		(0.40%)		(0.66%)		(0.79%)		(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$1,375,216		$1,525,489		$1,173,231		$2,023,475		$1,242,211		$576,956
Portfolio turnover	22%		53%		36%		53%		71%		27%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$17.98		$14.61		$13.80		$13.28		$10.40		$6.98
Income from investment operations:
Net investment loss	(0.13)		(0.27)		(0.15)		(0.17)		(0.17)		(0.12)
Net realized and unrealized gain	0.72		4.36		0.96		0.90		3.05		3.54
Total from investment operations	0.59		4.09		0.81		0.73		2.88		3.42
Less distributions to shareholders:
Net realized gains	(1.50)		(0.72)		—		(0.21)		—		—
Total distributions to shareholders	(1.50)		(0.72)		—		(0.21)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$17.07		$17.98		$14.61		$13.80		$13.28		$10.40
Total return	3.67%		28.23%		5.87%		5.57%		27.69%		49.00%
Ratios to average net assets(b)
Total gross expenses	1.84	%(c)	1.85	%(d)	1.87	%(d)	1.86%		1.99%		2.01%
Total net expenses(e)	1.84	%(c)(f)	1.85	%(d)(f)	1.87	%(d)(f)	1.86	%(f)	1.99	%(f)	2.01	%(f)
Net investment loss	(1.48	%)(c)	(1.56%)		(1.12%)		(1.35%)		(1.49%)		(1.27%)
Supplemental data
Net assets, end of period (in thousands)	$202,726		$186,302		$96,328		$81,441		$14,523		$3,234
Portfolio turnover	22%		53%		36%		53%		71%		27%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$19.37		$15.51		$14.47		$13.75		$11.23
Income from investment operations:
Net investment income (loss)	(0.03)		(0.06)		0.01		(0.02)		(0.01)
Net realized and unrealized gain	0.78		4.64		1.03		0.95		2.53
Total from investment operations	0.75		4.58		1.04		0.93		2.52
Less distributions to shareholders:
Net realized gains	(1.61)		(0.72)		—		(0.21)		—
Total distributions to shareholders	(1.61)		(0.72)		—		(0.21)		—
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$18.51		$19.37		$15.51		$14.47		$13.75
Total return	4.29%		29.77%		7.19%		6.85%		22.44%
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)	0.65	%(e)	0.67	%(e)	0.67%		0.76	%(d)
Total net expenses(f)	0.65	%(d)	0.65	%(e)	0.67	%(e)	0.67	%(g)	0.76	%(d)(g)
Net investment income (loss)	(0.29	%)(d)	(0.35%)		0.07%		(0.19%)		(0.18	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$265,219		$256,893		$268,592		$283,920		$126,813
Portfolio turnover	22%		53%		36%		53%		71%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$18.27		$14.77		$13.87		$13.28		$10.35		$6.91
Income from investment operations:
Net investment loss	(0.09)		(0.18)		(0.08)		(0.10)		(0.12)		(0.07)
Net realized and unrealized gain	0.73		4.40		0.98		0.90		3.05		3.51
Total from investment operations	0.64		4.22		0.90		0.80		2.93		3.44
Less distributions to shareholders:
Net realized gains	(1.50)		(0.72)		—		(0.21)		—		—
Total distributions to shareholders	(1.50)		(0.72)		—		(0.21)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$17.41		$18.27		$14.77		$13.87		$13.28		$10.35
Total return	3.90%		28.81%		6.49%		6.11%		28.31%		49.78%
Ratios to average net assets(b)
Total gross expenses	1.34	%(c)	1.35	%(d)	1.37	%(d)	1.35%		1.49%		1.51%
Total net expenses(e)	1.34	%(c)(f)	1.35	%(d)(f)	1.37	%(d)(f)	1.35	%(f)	1.49	%(f)	1.51	%(f)
Net investment loss	(0.98	%)(c)	(1.06%)		(0.63%)		(0.84%)		(1.03%)		(0.71%)
Supplemental data
Net assets, end of period (in thousands)	$20,464		$20,300		$13,498		$14,619		$2,926		$408
Portfolio turnover	22%		53%		36%		53%		71%		27%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.55		$15.69		$13.14
Income from investment operations:
Net investment income (loss)	(0.05)		(0.11)		0.03
Net realized and unrealized gain	0.79		4.69		2.52
Total from investment operations	0.74		4.58		2.55
Less distributions to shareholders:
Net realized gains	(1.58)		(0.72)		—
Total distributions to shareholders	(1.58)		(0.72)		—
Net asset value, end of period	$18.71		$19.55		$15.69
Total return	4.16%		29.42%		19.41%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.85	%(d)	0.82	%(c)
Total net expenses(e)	0.84	%(c)(f)	0.85	%(d)(f)	0.82	%(c)
Net investment income (loss)	(0.53	%)(c)	(0.59%)		0.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,535		$12,381		$6
Portfolio turnover	22%		53%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.59		$15.69		$13.14
Income from investment operations:
Net investment income (loss)	(0.03)		(0.07)		0.01
Net realized and unrealized gain	0.79		4.69		2.54
Total from investment operations	0.76		4.62		2.55
Less distributions to shareholders:
Net realized gains	(1.61)		(0.72)		—
Total distributions to shareholders	(1.61)		(0.72)		—
Net asset value, end of period	$18.74		$19.59		$15.69
Total return	4.25%		29.68%		19.41%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70	%(d)	0.69	%(c)
Total net expenses(e)	0.70	%(c)	0.70	%(d)	0.69	%(c)
Net investment income (loss)	(0.34	%)(c)	(0.41%)		0.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$628,380		$635,330		$66,054
Portfolio turnover	22%		53%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$18.92		$15.23		$14.28		$13.63		$11.16
Income from investment operations:
Net investment loss	(0.07)		(0.14)		(0.06)		(0.09)		(0.05)
Net realized and unrealized gain	0.76		4.55		1.01		0.95		2.52
Total from investment operations	0.69		4.41		0.95		0.86		2.47
Less distributions to shareholders:
Net realized gains	(1.53)		(0.72)		—		(0.21)		—
Total distributions to shareholders	(1.53)		(0.72)		—		(0.21)		—
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$18.08		$18.92		$15.23		$14.28		$13.63
Total return	4.04%		29.19%		6.65%		6.39%		22.13%
Ratios to average net assets(c)
Total gross expenses	1.09	%(d)	1.11	%(e)	1.12	%(e)	1.12%		1.25	%(d)
Total net expenses(f)	1.09	%(d)(g)	1.11	%(e)(g)	1.12	%(e)(g)	1.12	%(g)	1.25	%(d)(g)
Net investment loss	(0.73	%)(d)	(0.81%)		(0.46%)		(0.67%)		(0.78	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$39,462		$38,342		$18,755		$52,432		$41,768
Portfolio turnover	22%		53%		36%		53%		71%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class Y	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.71		$15.77		$13.20
Income from investment operations:
Net investment income (loss)	(0.03)		(0.07)		0.05
Net realized and unrealized gain	0.79		4.73		2.52
Total from investment operations	0.76		4.66		2.57
Less distributions to shareholders:
Net realized gains	(1.61)		(0.72)		—
Total distributions to shareholders	(1.61)		(0.72)		—
Net asset value, end of period	$18.86		$19.71		$15.77
Total return	4.27%		29.78%		19.47%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.65	%(d)	0.65	%(c)
Total net expenses(e)	0.65	%(c)	0.65	%(d)	0.65	%(c)
Net investment income	(0.31	%)(c)	(0.36%)		0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26,092		$21,274		$3
Portfolio turnover	22%		53%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended September 30, 2014		Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$19.22		$15.43		$14.43		$13.74		$10.65		$7.08
Income from investment operations:
Net investment loss	(0.04)		(0.10)		(0.02)		(0.06)		(0.06)		(0.03)
Net realized and unrealized gain	0.77		4.61		1.02		0.96		3.15		3.60
Total from investment operations	0.73		4.51		1.00		0.90		3.09		3.57
Less distributions to shareholders:
Net realized gains	(1.58)		(0.72)		—		(0.21)		—		—
Total distributions to shareholders	(1.58)		(0.72)		—		(0.21)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$18.37		$19.22		$15.43		$14.43		$13.74		$10.65
Total return	4.18%		29.46%		6.93%		6.64%		29.01%		50.42%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.85	%(d)	0.87	%(d)	0.86%		0.99%		1.01%
Total net expenses(e)	0.84	%(c)(f)	0.85	%(d)(f)	0.87	%(d)(f)	0.86	%(f)	0.99	%(f)	1.01	%(f)
Net investment loss	(0.48	%)(c)	(0.56%)		(0.16%)		(0.43%)		(0.54%)		(0.29%)
Supplemental data
Net assets, end of period (in thousands)	$4,220,705		$4,178,590		$3,534,748		$4,373,501		$3,353,583		$1,697,630
Portfolio turnover	22%		53%		36%		53%		71%		27%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Select Large Cap Growth Fund

Notes to Financial Statements

September 30, 2014 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the

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Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The

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Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2014 was 0.58% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2014 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended September 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $2,550.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the

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Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

average daily net assets attributable to Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $623,270 for Class A and $17,438 for Class C shares for the six months ended September 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective August 1, 2014	Contractual Expense Cap Prior to August 1, 2014
Class A	1.22%	1.19%
Class C	1.97	1.94
Class I	0.83	0.82
Class R	1.47	1.44
Class R4	0.97	0.94
Class R5	0.88	0.87
Class W	1.22	1.19
Class Y	0.83	0.82
Class Z	0.97	0.94

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2014, the cost of investments for federal income tax purposes was approximately $4,612,417,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,242,839,000
Unrealized depreciation	(80,065,000)
Net unrealized appreciation	$2,162,774,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $1,468,576,363 and $1,924,492,806, respectively, for the six months ended September 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2014, two unaffiliated shareholders of record owned 51.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.2% of the

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Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of

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29

Columbia Select Large Cap Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Select Large Cap Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the third, twentieth and fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board noted that the Fund serves as an underlying fund in a fund-of-funds structure, and considered the percentage of each fund-of-funds that was expected to be invested in funds advised solely by the Investment Manager.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board

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Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's

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Columbia Select Large Cap Growth Fund

Board Consideration and Approval of Advisory Agreement (continued)

practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Columbia Select Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR215_03_D01_(11/14)

Semiannual Report September 30, 2014

Active Portfolios® Multi-Manager Growth Fund

President’s Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy’s expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve’s reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Growth Fund (the Fund) Class A shares returned 3.84% for the six months ended September 30, 2014.

>	The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.69% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	3.84	13.99	16.55
Russell 1000 Growth Index		6.69	19.15	17.09

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at September 30, 2014)
Amazon.com, Inc.	4.2
Facebook, Inc., Class A	4.0
LinkedIn Corp., Class A	3.7
Visa, Inc., Class A	3.7
Vertex Pharmaceuticals, Inc.	3.7
Priceline Group, Inc. (The)	3.5
Fastenal Co.	3.4
Celgene Corp.	3.0
Cabot Oil & Gas Corp.	3.0
Baidu, Inc., ADR	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at September 30, 2014)
Common Stocks	97.3
Consumer Discretionary	19.4
Consumer Staples	2.6
Energy	5.7
Financials	0.9
Health Care	24.1
Industrials	6.3
Information Technology	35.7
Materials	2.6
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment Advisers, LLC

Thomas Galvin, CFA

Todd Herget

Richard Carter

Loomis, Sayles & Company, L.P.

Aziz Hamzaogullari, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Active Portfolios® Multi-Manager Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2014 – September 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.40	1,019.20	5.98	5.92	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%
Issuer	Shares	Value ($)
Consumer Discretionary 19.4%
Automobiles 2.0%

Tesla Motors, Inc.(a)	140,618	34,125,176

Hotels, Restaurants & Leisure 0.3%

Yum! Brands, Inc.	83,132	5,983,841

Internet & Catalog Retail 7.5%

Amazon.com, Inc.(a)	220,310	71,036,756

Priceline Group, Inc. (The)(a)	50,875	58,942,758

Total		129,979,514

Media 2.3%

Discovery Communications, Inc., Class A(a)	536,807	20,291,305

Discovery Communications, Inc., Class C(a)	536,807	20,012,165

Total		40,303,470

Specialty Retail 5.0%

Lowe’s Companies, Inc.	139,541	7,384,510

TJX Companies, Inc. (The)	628,522	37,189,647

Tractor Supply Co.	681,838	41,939,855

Total		86,514,012

Textiles, Apparel & Luxury Goods 2.3%

Michael Kors Holdings Ltd.(a)	557,786	39,820,343

Total Consumer Discretionary		336,726,356

Consumer Staples 2.6%
Beverages 1.5%

Coca-Cola Co. (The)	232,011	9,897,589

Monster Beverage Corp.(a)	107,302	9,836,375

SABMiller PLC, ADR	104,663	5,815,076

Total		25,549,040

Food Products 0.5%

Danone SA, ADR	707,045	9,474,403

Household Products 0.6%

Procter & Gamble Co. (The)	114,325	9,573,575

Total Consumer Staples		44,597,018

Energy 5.7%
Energy Equipment & Services 2.8%

FMC Technologies, Inc.(a)	718,142	39,002,292

Schlumberger Ltd.	87,343	8,881,910

Total		47,884,202

Oil, Gas & Consumable Fuels 2.9%

Cabot Oil & Gas Corp.	1,545,250	50,514,222

Total Energy		98,398,424

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.9%
Capital Markets 0.6%

Greenhill & Co., Inc.	50,611	2,352,905

SEI Investments Co.	213,899	7,734,588

Total		10,087,493

Consumer Finance 0.3%

American Express Co.	66,403	5,812,919

Total Financials		15,900,412

Health Care 24.0%
Biotechnology 16.7%

Alexion Pharmaceuticals, Inc.(a)	270,545	44,861,772

Amgen, Inc.	52,340	7,351,676

Biogen Idec, Inc.(a)	148,100	48,992,961

Celgene Corp.(a)	541,994	51,370,191

Gilead Sciences, Inc.(a)	277,136	29,501,127

Pharmacyclics, Inc.(a)	385,011	45,211,842

Vertex Pharmaceuticals, Inc.(a)	556,900	62,545,439

Total		289,835,008

Health Care Equipment & Supplies 0.7%

Varian Medical Systems, Inc.(a)	90,841	7,278,181

Zimmer Holdings, Inc.	45,776	4,602,777

Total		11,880,958

Life Sciences Tools & Services 2.8%

Illumina, Inc.(a)	298,164	48,875,043

Pharmaceuticals 3.8%

Bristol-Myers Squibb Co.	901,050	46,115,739

Merck & Co., Inc.	78,918	4,678,259

Novartis AG, ADR	97,894	9,214,762

Novo Nordisk A/S, ADR	136,432	6,496,892

Total		66,505,652

Total Health Care		417,096,661

Industrials 6.3%
Aerospace & Defense 2.1%

Precision Castparts Corp.	154,338	36,559,585

Air Freight & Logistics 0.9%

Expeditors International of Washington, Inc.	200,716	8,145,055

United Parcel Service, Inc., Class B	85,668	8,420,308

Total		16,565,363

Trading Companies & Distributors 3.3%

Fastenal Co.	1,258,303	56,497,805

Total Industrials		109,622,753

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Active Portfolios® Multi-Manager Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 35.7%
Communications Equipment 1.5%

Cisco Systems, Inc.	574,298	14,455,081

QUALCOMM, Inc.	139,993	10,467,277

Total		24,922,358

Internet Software & Services 15.4%

Alibaba Group Holding Ltd., ADR(a)	114,103	10,138,052

Baidu, Inc., ADR(a)	230,396	50,279,319

Facebook, Inc., Class A(a)	858,399	67,847,857

Google, Inc., Class A(a)	11,945	7,028,557

Google, Inc., Class C(a)	11,943	6,895,410

LinkedIn Corp., Class A(a)	302,425	62,840,891

MercadoLibre, Inc.	264,440	28,731,406

Twitter, Inc.(a)	651,060	33,581,675

Total		267,343,167

IT Services 6.1%

Automatic Data Processing, Inc.	32,789	2,724,110

Cognizant Technology Solutions Corp., Class A(a)	917,082	41,057,761

Visa, Inc., Class A	293,181	62,556,030

Total		106,337,901

Semiconductors & Semiconductor Equipment 2.7%

Altera Corp.	18,868	675,097

Analog Devices, Inc.	22,552	1,116,099

ARM Holdings PLC, ADR	1,042,876	45,563,252

Total		47,354,448

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.0%

Autodesk, Inc.(a)	146,505	8,072,425

Factset Research Systems, Inc.	46,599	5,663,176

Microsoft Corp.	152,444	7,067,304

Oracle Corp.	298,582	11,429,719

Red Hat, Inc.(a)	140,579	7,893,511

Salesforce.com, Inc.(a)	867,024	49,879,891

Splunk, Inc.(a)	766,927	42,457,079

VMware, Inc., Class A(a)	428,374	40,198,616

Total		172,661,721

Total Information Technology		618,619,595

Materials 2.6%
Chemicals 2.6%

Monsanto Co.	400,040	45,008,501

Total Materials		45,008,501

Total Common Stocks
(Cost: $1,375,842,992)		1,685,969,720

Money Market Funds 2.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.093%(b)(c)	47,328,024	47,328,024

Total Money Market Funds
(Cost: $47,328,024)		47,328,024

Total Investments
(Cost: $1,423,171,016)		1,733,297,744

Other Assets & Liabilities, Net		1,914,501

Net Assets		1,735,212,245

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,613,880	339,060,933	(301,346,789)	47,328,024	14,627	47,328,024

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Active Portfolios® Multi-Manager Growth Fund

Portfolio of Investments (continued)

September 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	336,726,356	—	—	336,726,356

Consumer Staples	44,597,018	—	—	44,597,018

Energy	98,398,424	—	—	98,398,424

Financials	15,900,412	—	—	15,900,412

Health Care	417,096,661	—	—	417,096,661

Industrials	109,622,753	—	—	109,622,753

Information Technology	618,619,595	—	—	618,619,595

Materials	45,008,501	—	—	45,008,501

Total Equity Securities	1,685,969,720	—	—	1,685,969,720

Mutual Funds

Money Market Funds	47,328,024	—	—	47,328,024

Total Mutual Funds	47,328,024	—	—	47,328,024

Total	1,733,297,744	—	—	1,733,297,744

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,375,842,992)	$1,685,969,720

Affiliated issuers (identified cost $47,328,024)	47,328,024

Total investments (identified cost $1,423,171,016)	1,733,297,744

Receivable for:

Investments sold	1,558,257

Capital shares sold	3,877,315

Dividends	464,986

Prepaid expenses	16,022

Trustees’ deferred compensation plan	13,899

Total assets	1,739,228,223

Liabilities

Payable for:

Capital shares purchased	3,683,438

Investment management fees	31,119

Distribution and/or service fees	11,936

Transfer agent fees	237,876

Administration fees	2,593

Compensation of board members	1,005

Chief compliance officer expenses	215

Other expenses	33,897

Trustees’ deferred compensation plan	13,899

Total liabilities	4,015,978

Net assets applicable to outstanding capital stock	$1,735,212,245

Represented by

Paid-in capital	$1,354,036,607

Excess of distributions over net investment income	(5,360,351)

Accumulated net realized gain	76,409,261

Unrealized appreciation (depreciation) on:

Investments	310,126,728

Total — representing net assets applicable to outstanding capital stock	$1,735,212,245

Class A

Net assets	$1,735,212,245

Shares outstanding	130,232,362

Net asset value per share	$13.32

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Active Portfolios® Multi-Manager Growth Fund

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,421,859

Dividends — affiliated issuers	14,627

Foreign taxes withheld	(22,936)

Total income	4,413,550

Expenses:

Investment management fees	5,472,700

Distribution and/or service fees

Class A	2,087,100

Transfer agent fees

Class A	1,424,460

Administration fees	455,023

Compensation of board members	28,934

Custodian fees	16,538

Printing and postage fees	132,226

Registration fees	50,015

Professional fees	35,509

Chief compliance officer expenses	429

Other	36,484

Total expenses	9,739,418

Net investment loss	(5,325,868)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	78,164,402

Net realized gain	78,164,402

Net change in unrealized appreciation (depreciation) on:

Investments	(4,857,152)

Net change in unrealized appreciation (depreciation)	(4,857,152)

Net realized and unrealized gain	73,307,250

Net increase in net assets resulting from operations	$67,981,382

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Operations

Net investment loss	$(5,325,868)	$(12,458,516)

Net realized gain	78,164,402	185,600,978

Net change in unrealized appreciation (depreciation)	(4,857,152)	180,798,484

Net increase in net assets resulting from operations	67,981,382	353,940,946

Distributions to shareholders

Net realized gains

Class A	(134,389,163)	(6,203,490)

Total distributions to shareholders	(134,389,163)	(6,203,490)

Increase (decrease) in net assets from capital stock activity	267,192,922	68,406,085

Total increase in net assets	200,785,141	416,143,541

Net assets at beginning of period	1,534,427,104	1,118,283,563

Net assets at end of period	$1,735,212,245	$1,534,427,104

Excess of distributions over net investment income	$(5,360,351)	$(34,483)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	21,781,824	293,774,664	47,181,934	579,530,099

Distributions reinvested	10,499,137	134,388,949	470,309	6,203,382

Redemptions	(12,041,025)	(160,970,691)	(40,367,158)	(517,327,396)

Net increase	20,239,936	267,192,922	7,285,085	68,406,085

Total net increase	20,239,936	267,192,922	7,285,085	68,406,085

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended September 30, 2014		Year Ended March 31,
Class A	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$13.95		$10.89	$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.11)	(0.04)

Net realized and unrealized gain	0.53		3.22	0.93

Total from investment operations	0.49		3.11	0.89

Less distributions to shareholders:

Net realized gains	(1.12)		(0.05)	—

Total distributions to shareholders	(1.12)		(0.05)	—

Net asset value, end of period	$13.32		$13.95	$10.89

Total return	3.84%		28.62%	8.90%

Ratios to average net assets(b)

Total gross expenses	1.17	%(c)	1.19%	1.25	%(c)

Total net expenses(d)	1.17	%(c)	1.19%	1.19	%(c)

Net investment loss	(0.64	%)(c)	(0.87%)	(0.41	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,735,212		$1,534,427	$1,118,284

Portfolio turnover	23%		64%	44%

Notes to Financial Highlights

(a)	Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Active Portfolios® Multi-Manager Growth Fund

Notes to Financial Statements

September 30, 2014 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

14	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) shares the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended September 30, 2014 was 0.66% of the Fund’s average daily net assets.

Subadvisory Agreements

The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to subadvise a portion of the assets of the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of a portion of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2014 was 0.05% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

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Active Portfolios® Multi-Manager Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended September 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets for Class A shares was 0.17%.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans)

applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund, and a monthly distribution fee to the Distributor at the maximum annual rates of 0.25% of the average daily net assets attributable to Class A shares, however the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective August 1, 2014	Contractual Expense Cap Prior to August 1, 2014
Class A	1.22%	1.19%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2014, the cost of investments for federal income tax purposes was approximately $1,423,171,000 and

16	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$329,894,000
Unrealized depreciation	(19,767,000)
Net unrealized appreciation	$310,127,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $460,280,260 and $376,662,847, respectively, for the six months ended September 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At September 30, 2014, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2014.

Note 9. Significant Risks

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc.

Semiannual Report 2014	17

Active Portfolios® Multi-Manager Growth Fund

Notes to Financial Statements (continued)

September 30, 2014 (Unaudited)

(Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement

On June 11, 2014, the Board of Trustees (the “Board”) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) unanimously approved the continuation of the Investment Management Services Agreement (the “Advisory Agreement”) with Columbia Management Investment Advisers, LLC (the “Investment Manager”) and the Subadvisory Agreement (the “Subadvisory Agreement”) between the Investment Manager and Loomis, Sayles & Company, L.P. (the “Subadviser”) with respect to Active Portfolios Multi-Manager Growth Fund (the “Fund”), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the “Committee”) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the “Agreements”).

In connection with their deliberations regarding the continuation of the Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Agreements. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Agreements for the Fund included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•

Information on the Fund’s advisory fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•

The Investment Manager’s voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion;

•	The terms and conditions of the Agreements;

•

The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•

Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2014	19

Active Portfolios® Multi-Manager Growth Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager’s ability to coordinate the activities of the Fund’s other service providers. The Committee and the Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors the code of ethics and compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending approval of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Agreements.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2013, the Fund’s performance was in the fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other consideration, to warrant the continuation of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the

20	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

Board considered, among other information, the Fund’s advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund’s actual management fee and net expense ratio are ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund’s advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Agreements.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory

Semiannual Report 2014	21

Active Portfolios® Multi-Manager Growth Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers might need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements.

22	Semiannual Report 2014

Active Portfolios® Multi-Manager Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	23

Active Portfolios® Multi-Manager Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR117_03_D01_(11/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014